PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.7%
Asset-Backed Securities 14.6%
Cayman Islands 9.7%
AIG CLO Ltd., Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.918%(c)	10/25/33	500	$495,125
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.729(c)	01/15/37	200	194,362
Atlas Static Senior Loan Fund Ltd., Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.258(c)	07/15/30	484	484,028
Bain Capital Credit CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	5.775(c)	04/23/31	250	247,326
Broad River BSL Funding CLO Ltd., Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.978(c)	07/20/34	750	734,206
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.832(c)	04/30/31	250	247,170
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	5.762(c)	04/17/31	249	244,342
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	5.802(c)	04/15/31	250	247,188
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	5.956(c)	04/26/31	750	742,875
Jamestown CLO Ltd., Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.008(c)	10/20/34	250	245,482
Madison Park Funding Ltd., Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.948(c)	10/15/32	750	743,018
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.325(c)	02/20/31	250	241,547
OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	6.542(c)	04/17/31	250	242,471

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Palmer Square CLO Ltd., Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	5.805%(c)	05/21/34		750	$742,500
TCW CLO Ltd.,
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.982(c)	10/29/34		250	245,493
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.968(c)	04/20/34		750	737,052

Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.032(c)	01/17/30		194	191,212
Trimaran Cavu Ltd., Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.025(c)	04/23/32		500	494,343
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.891(c)	04/25/31		250	248,125
Wind River CLO Ltd., Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.002(c)	10/15/34		250	246,180
					8,014,045
Ireland 1.9%
Ares European CLO DAC, Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	473,336
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	248	256,465
Carlyle Euro CLO DAC, Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.278(c)	10/15/35	EUR	300	317,172
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.548(c)	11/15/31	EUR	500	530,948
					1,577,921

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Spain 0.1%
TFS,
Series 2018-03, Class A1	0.000%(cc)	04/16/40^	EUR	—(r)	$76
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	4.918(c)	04/16/23^	EUR	57	58,470
					58,546
United States 2.9%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.720(c)	05/17/31		250	247,145
Chase Auto Owner Trust, Series 2022-AA, Class D, 144A	5.400	06/25/30		200	194,862
Exeter Automobile Receivables Trust, Series 2021-03A, Class D	1.550	06/15/27		100	91,803
Lendmark Funding Trust, Series 2019-02A, Class A, 144A	2.780	04/20/28		137	134,175
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		100	95,867
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		100	97,069
Series 2019-01A, Class D, 144A	4.680	04/14/31		100	92,055

Oportun Funding XIV LLC, Series 2021-A, Class B, 144A	1.760	03/08/28		100	93,390
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		132	130,491
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		100	92,044
Santander Drive Auto Receivables Trust,
Series 2022-05, Class C	4.740	10/16/28		200	197,766
Series 2022-06, Class C	4.960	11/15/28		100	99,074

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.306(c)	06/25/24		120	113,168
TSTAT Ltd., Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.939(c)	07/20/31		727	726,375
					2,405,284

Total Asset-Backed Securities (cost $12,486,079)					12,055,796

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities 7.4%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	18	$12,826
Ireland 0.1%
Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.695(c)	08/17/33	EUR	100	96,319
United Kingdom 1.0%
Deco DAC, Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	6.778(c)	08/07/30	GBP	436	461,946
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	4.750(c)	08/17/31	GBP	95	110,682
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	5.000(c)	08/17/31	GBP	95	108,270
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	5.350(c)	08/17/31	GBP	95	103,012
					783,910
United States 6.3%
BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		243	229,558
Series 2020-BN26, Class A3	2.155	03/15/63		200	170,094

Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		380	288,788
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		200	192,452
Series 2020-B17, Class A4	2.042	03/15/53		75	63,102
Series 2020-B20, Class A3	1.945	10/15/53		100	87,917
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)	6.593(c)	10/15/36		85	83,079
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)	6.893(c)	10/15/36		85	82,709
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.243(c)	10/15/36		517	499,930
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	7.518(c)	01/17/39		400	379,628

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

BX Trust, Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.178%(c)	01/15/39	350	$328,090
Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51	150	142,692
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.225(c)	11/15/37	98	95,836
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	6.609(c)	05/15/36	200	196,479
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.636(cc)	11/25/25	4,295	60,917
Series K111, Class X1, IO	1.572(cc)	05/25/30	318	28,320
Series K113, Class X1, IO	1.380(cc)	06/25/30	915	71,982
Series KG03, Class X1, IO	1.379(cc)	06/25/30	1,052	81,176

GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51	125	118,701
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)	7.099(c)	06/15/38	150	136,629
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	7.849(c)	06/15/38	100	91,255

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	100	55,820
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	6.659(c)	01/15/36	100	92,275
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.209(c)	01/15/36	100	88,492

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	201	189,635
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	221	207,794
Series 2021-C59, Class A3	1.958	04/15/54	600	524,119

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	6.859%(c)	05/15/31		100	$92,817
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	8.959(c)	05/15/31		600	536,135
					5,216,421

Total Commercial Mortgage-Backed Securities (cost $6,775,585)					6,109,476
Corporate Bonds 39.0%
Belgium 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46		140	135,426
Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	6.625	01/16/34	GBP	300	324,848
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	300	264,850
Canada 1.4%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	24,906
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		19	19,369
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		21	21,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		25	24,906
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		80	80,000

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		35	27,073
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,472
Sr. Unsec’d. Notes	3.750	02/15/52		10	7,590

Fairfax Financial Holdings Ltd., Sr. Unsec’d. Notes, 144A	5.625	08/16/32		300	290,585

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series HK	9.375%	04/15/30		150	$194,405
Local Gov’t. Gtd. Notes, Series JN	5.000	02/15/50	CAD	50	43,961

Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		125	105,106
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	280,146
Teck Resources Ltd., Sr. Unsec’d. Notes	5.400	02/01/43		60	57,482
					1,189,001
China 2.3%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	6,000	911,045
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		62	60,044
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	5,000	787,700
Unsec’d. Notes	4.200	01/19/27	CNH	1,000	154,062
					1,912,851
Denmark 0.2%
Danske Bank A/S, Sub. Notes, EMTN	2.500(ff)	06/21/29	EUR	150	157,933
France 2.4%
Banque Federative du Credit Mutuel SA, Sr. Unsec’d. Notes, 144A	1.604	10/04/26		200	177,260
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29		200	169,842
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		400	334,256

BPCE SA, Sr. Unsec’d. Notes, 144A	2.045(ff)	10/19/27		250	220,839
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	106,893
Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	100	103,292
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	89,182

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)

Regie Autonome des Transports Parisiens, Sr. Unsec’d. Notes, EMTN	0.400%	12/19/36	EUR	76	$70,707
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	80,189
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26		200	178,369
Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28		200	180,030
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		255	242,023
					1,952,882
Germany 1.4%
Allianz SE, Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	100	105,944
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	67,762
Deutsche Bank AG,
Sr. Unsec’d. Notes	0.898	05/28/24		265	251,176
Sr. Unsec’d. Notes	1.447(ff)	04/01/25		210	198,162
Sr. Unsec’d. Notes	2.552(ff)	01/07/28		150	133,643
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	1,000	145,077

TK Elevator Midco GmbH, Sr. Sec’d. Notes	4.375	07/15/27	EUR	153	150,232
Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	104,637
					1,156,633
Hong Kong 0.4%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	200	191,253
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	144,245
					335,498
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	91,137

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India 0.3%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	200	$200,144
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	87,706
					287,850
Indonesia 0.1%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	79,756
Israel 0.1%
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	97,375
Italy 0.6%
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	414	358,169
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	109,320
					467,489
Jamaica 0.0%
Digicel International Finance Ltd./Digicel International Holdings Ltd., Gtd. Notes, 144A (original cost $97,375; purchased 04/16/21)(f)	8.000	12/31/26		100	42,988
Japan 0.4%
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	1.538(ff)	07/20/27		210	185,787
Nomura Holdings, Inc., Sr. Unsec’d. Notes	2.999	01/22/32		200	164,891
					350,678
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250	12/05/23	CHF	150	157,393

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg 0.5%
Blackstone Property Partners Europe Holdings Sarl, Sr. Unsec’d. Notes, EMTN	1.000%	05/04/28	EUR	400	$334,756
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	99,216
					433,972
Malta 0.3%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	225,724
Mexico 1.0%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		150	121,176
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	300	304,599
Gtd. Notes, EMTN	4.875	02/21/28	EUR	400	380,176
					805,951
Netherlands 0.7%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	90	59,357
JDE Peet’s NV, Gtd. Notes, 144A	1.375	01/15/27		150	129,672
OCI NV, Sr. Sec’d. Notes	3.625	10/15/25	EUR	225	241,369
United Group BV, Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	150	129,061
					559,459
Peru 0.1%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		53	48,920
Philippines 0.2%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		40	45,190
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	7.390	12/02/24		123	126,690
					171,880

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Poland 0.1%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes, EMTN	3.000%	05/30/29	EUR	100	$99,325
Portugal 0.1%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	119,605
Russia 1.0%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	1.450	03/06/23(d)	CHF	600	527,581
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	300	258,898
					786,479
Singapore 0.1%
Singapore Telecommunications Ltd., Sr. Unsec’d. Notes, 144A	7.375	12/01/31		67	79,981
South Africa 0.2%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	191,250
Spain 1.1%
Banco Santander SA,
Sr. Unsec’d. Notes	1.722(ff)	09/14/27		200	175,182
Sr. Unsec’d. Notes	5.147	08/18/25		200	199,973

Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	253,926
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	100	88,004
Iberdrola International BV, Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	188,306
					905,391
Supranational Bank 0.2%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	4.250	02/07/28	IDR	300,000	18,375

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400%	01/05/45	CAD	50	$45,455
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		100	90,643
					154,473
Switzerland 1.5%
Credit Suisse AG, Sr. Unsec’d. Notes	5.000	07/09/27		450	428,734
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		250	228,559
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	178,600
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	175,578
Sr. Unsec’d. Notes, 144A	4.751(ff)	05/12/28		200	196,633
					1,208,104
United Arab Emirates 0.9%
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	200	206,559
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	115,117

Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	380	266,848
MDGH GMTN RSC Ltd., Gtd. Notes, EMTN	6.875	03/14/26	GBP	100	130,089
					718,613
United Kingdom 3.9%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	139,123
Barclays PLC,
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	195,935
Sr. Unsec’d. Notes	5.501(ff)	08/09/28		240	241,435

BAT Capital Corp., Gtd. Notes	2.259	03/25/28		80	68,761
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	202,791
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	89,018

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

BP Capital Markets PLC, Gtd. Notes	4.375%(ff)	06/22/25(oo)		150	$145,828
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	97,833
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	200	193,800
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	96,810
HSBC Holdings PLC,
Sr. Unsec’d. Notes	1.589(ff)	05/24/27		200	177,024
Sr. Unsec’d. Notes	2.013(ff)	09/22/28		200	172,590
Sr. Unsec’d. Notes	2.804(ff)	05/24/32		200	165,787

Kane Bidco Ltd., Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	150	160,964
Market Bidco Finco PLC, Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	95,496
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	1.673(ff)	06/14/27		350	305,643
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	171,943
TalkTalk Telecom Group Ltd., Gtd. Notes	3.875	02/20/25	GBP	200	203,392
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	298,638
					3,222,811
United States 16.3%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39		50	45,058
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		50	43,128
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		175	168,506
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27		50	46,120
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	100,130
American Medical Systems Europe BV, Gtd. Notes	1.625	03/08/31	EUR	100	93,099

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26		75	$72,444
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26		150	153,910
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		25	23,915
Gtd. Notes, 144A	9.000	11/01/27		25	30,955
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	20,860
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	20,877
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		40	29,328
Sr. Unsec’d. Notes	3.650	09/15/59		69	50,555
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	69,835

B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		50	45,640
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		270	241,910
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		130	107,656
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		195	164,878
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		300	261,196
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	76,169

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		135	71,195
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	2,231
Gtd. Notes, 144A	5.250	01/30/30		25	10,875
Gtd. Notes, 144A	6.250	02/15/29		10	4,575
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25		50	49,027
Gtd. Notes	7.250	10/15/29		20	18,482

Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28		100	88,979
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	2.350	11/13/40		10	7,303
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		10	8,035
Sr. Unsec’d. Notes	4.125	05/15/29		65	60,221
Broadcom, Inc.,
Gtd. Notes	4.150	11/15/30		230	214,579

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Broadcom, Inc., (cont’d.)
Gtd. Notes, 144A	3.500%	02/15/41	30	$22,941
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	102	79,183
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	65	54,552

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34	88	77,462
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	62,542
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	60	52,145
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	10	8,569
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	50	45,260

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.500	04/14/27	235	221,088
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	50	41,645
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	75	70,006

CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26	100	90,014
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	40	36,437
Gtd. Notes	5.375	03/15/44	40	38,374

Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	25	25,538
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	40	30,691
Sr. Sec’d. Notes	3.900	06/01/52	135	91,826
Sr. Sec’d. Notes	4.800	03/01/50	35	27,491
Sr. Sec’d. Notes	6.384	10/23/35	100	101,884

Cigna Corp., Sr. Unsec’d. Notes	2.400	03/15/30	25	21,581
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	150	136,918
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	300	267,160
Sr. Unsec’d. Notes	2.520(ff)	11/03/32	35	28,709
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	100	83,331
Sr. Unsec’d. Notes	3.106(ff)	04/08/26	300	287,564

CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	100	94,115
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.900	04/05/32	230	209,434

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	4.625%	12/01/30		200	$118,274
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		50	42,153
Sr. Unsec’d. Notes	5.375	11/15/27		25	23,857
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		50	38,869
Gtd. Notes, 144A	4.625	06/01/30		100	84,247

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $43,125; purchased 07/18/19 - 12/04/19)(f)	6.625	08/15/27		45	916
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49		60	50,735
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		100	81,123
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25		37	36,311
Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29		100	90,285
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		75	74,079
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	90,916
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	47,137
Sr. Unsec’d. Notes	5.000	05/15/50		20	17,492
Sr. Unsec’d. Notes	6.250	04/15/49		25	25,388
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	11,805
Gtd. Notes	4.450	02/15/43		20	18,302

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	99,752
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46		125	103,565
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25		75	73,539
General Motors Co., Sr. Unsec’d. Notes	5.150	04/01/38		50	45,542
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.700	06/10/31		75	60,518
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	113,116

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	1.542%(ff)	09/10/27		300	$264,815
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	16,011
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		195	163,143
Sr. Unsec’d. Notes	4.482(ff)	08/23/28		375	368,743

HCA, Inc., Gtd. Notes	5.250	04/15/25		100	100,109
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		25	23,396
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	23,090

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		50	42,438
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31		150	123,107
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		200	187,563
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		250	216,616
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	84,524
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		110	91,353
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		125	105,304
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	60,511

Kimco Realty OP LLC, Gtd. Notes	1.900	03/01/28		135	116,692
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29		53	45,784
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		93	88,539
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		50	44,744
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41		50	54,753
Marriott International, Inc., Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		75	64,037
Masonite International Corp., Gtd. Notes, 144A	3.500	02/15/30		50	41,250
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		50	42,782
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	20,981
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	190,640
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	98,812
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	47,012

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	2.239%(ff)	07/21/32		50	$40,585
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		180	143,122
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32		55	45,444
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		25	24,011
Sr. Unsec’d. Notes	4.950	09/01/32		450	443,573

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.375	04/24/30	GBP	250	201,702
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	13,104
Gtd. Notes, 144A	6.000	01/15/27		35	32,535

Newell Brands, Inc., Sr. Unsec’d. Notes	4.450	04/01/26		100	94,991
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28		53	50,617
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		25	19,926
ONEOK, Inc., Gtd. Notes	4.450	09/01/49		120	97,525
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		50	44,917
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		75	70,483
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		50	43,124
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,434
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,277

Skyworks Solutions, Inc., Sr. Unsec’d. Notes	3.000	06/01/31		75	61,796
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		60	54,617
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27		180	181,941
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	21,435
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	101,425

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875%	03/01/27		50	$48,390
Swiss Re Finance UK PLC, Gtd. Notes, EMTN	2.714(ff)	06/04/52	EUR	100	88,549
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		50	46,080
Gtd. Notes, 144A	7.500	10/01/25		50	50,760

Targa Resources Corp., Gtd. Notes	4.200	02/01/33		40	36,200
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	24,591
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	9,141

Tenet Healthcare Corp., Gtd. Notes	6.125	10/01/28		50	46,565
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.650	11/21/34	EUR	100	108,103
T-Mobile USA, Inc.,
Gtd. Notes	4.375	04/15/40		30	27,190
Gtd. Notes	4.500	04/15/50		40	35,307

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28		75	70,364
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	174,737
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	150	132,269
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		22	18,310
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		60	56,995
Sr. Sec’d. Notes, 144A	4.625	04/15/29		10	9,124

United Rentals North America, Inc., Gtd. Notes	5.250	01/15/30		60	58,069
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		100	98,671
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	109,102
Ventas Realty LP, Gtd. Notes	2.500	09/01/31		130	106,243

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875%	08/15/29		5	$4,460
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,436
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31		45	38,325
Sr. Unsec’d. Notes	2.650	11/20/40		45	32,533
Sr. Unsec’d. Notes	3.400	03/22/41		20	16,103
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		110	80,262
Gtd. Notes	4.000	06/22/50		15	10,400

VICI Properties LP, Sr. Unsec’d. Notes	4.950	02/15/30		160	155,188
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	23,534
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		125	122,436
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		45	42,327
Gtd. Notes, 144A	5.625	02/15/27		75	72,677

Warner Media LLC, Gtd. Notes	4.050	12/15/23		150	147,853
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	3.755	03/15/27		100	93,693
Gtd. Notes, 144A	5.050	03/15/42		65	55,496
Gtd. Notes, 144A	5.141	03/15/52		130	107,989
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26		85	80,201
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30		130	115,006
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		50	42,047
Gtd. Notes	3.100	01/15/30		70	61,298

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/15/51		30	22,180
Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27		55	52,632
WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	100	83,053
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25		50	50,170
					13,447,444

Total Corporate Bonds (cost $36,735,568)					32,183,970

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans 0.0%
United States
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	12.358%(c)	05/25/26		5	$4,809
Second Lien Term loan, 1 Month SOFR + 3.400%	8.025(c)	08/24/26		149	12,282

Total Floating Rate and other Loans (cost $60,179)					17,091
Municipal Bond 0.2%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, Sub-Series C (cost $156,509)	0.000(cc)	11/01/43		283	125,054
Residential Mortgage-Backed Securities 2.3%
Spain 0.0%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	4.468(c)	07/30/75	EUR	33	33,568
United States 2.3%
Bellemeade Re Ltd., Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.060(c)	03/25/31		61	60,738
BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%	6.245(c)	09/12/26^		31	30,918
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.460(c)	12/25/41		110	104,649
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.560(c)	03/25/42		25	26,281
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.560(c)	03/25/42		20	20,237
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.310(c)	11/25/50		35	34,213
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	6.910(c)	11/25/50		97	97,722

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	6.960%(c)	01/25/51	10	$9,276
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.110(c)	01/25/51	66	64,631
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.810(c)	10/25/33	45	42,948
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.360(c)	01/25/34	30	28,576
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.960(c)	01/25/34	16	16,050
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.710(c)	10/25/41	100	95,500
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.660(c)	09/25/41	30	26,970
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.410(c)	09/25/41	70	62,742
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.210(c)	04/25/42	140	140,458

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	153	142,165
GS Mortgage-Backed Securities Trust, Series 2019-SL01, Class A1, 144A	2.625(cc)	01/25/59	2	2,386
Home Re Ltd., Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.056(c)	07/25/33	88	87,614
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858	09/25/59	59	58,950
Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59	67	66,754

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	165	146,690
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.910(c)	04/25/34	300	294,917
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.356(c)	02/25/23	100	98,195
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.156(c)	08/25/25	100	96,536
				1,856,116

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

Total Residential Mortgage-Backed Securities (cost $1,957,765)					1,889,684
Sovereign Bonds 25.6%
Andorra 0.2%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250%	05/06/31	EUR	200	$176,908
Austria 0.2%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	180	153,835
Brazil 1.0%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		41	41,011
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		760	742,652
					783,663
Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	100	60,880
Sr. Unsec’d. Notes	4.125	09/23/29	EUR	100	107,241
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	95,261
					263,382
Canada 0.5%
City of Montreal Canada, Unsec’d. Notes	3.000	09/01/27	CAD	200	146,696
Municipal Finance Authority of British Columbia, Unsec’d. Notes	2.500	04/19/26	CAD	200	145,425
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	50	33,949
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	100	66,465
					392,535
Chile 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	108,926

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China 1.1%
China Government Bond,
Sr. Unsec’d. Notes	3.600%	06/27/28	CNH	2,000	$303,546
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	231,578
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	78,287
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	82,182

China Government International Bond, Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	87,048
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	150,881
					933,522
Colombia 0.9%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	155,500
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	38,653
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	500	521,424
					715,577
Croatia 0.3%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	187,030
Sr. Unsec’d. Notes	1.125	03/04/33	EUR	100	85,294
					272,324
Cyprus 1.0%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.625	01/21/30	EUR	100	87,883
Sr. Unsec’d. Notes, EMTN	0.950	01/20/32	EUR	300	249,579
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	14,477
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	100	102,172
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	100	108,090
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	193,349
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	26,098
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	55,285
					836,933
Denmark 0.0%
Denmark Government Bond, Bonds, Series 30YR	0.250	11/15/52	DKK	300	24,464

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic 0.1%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950%	01/25/27		100	$99,644
Estonia 0.3%
Estonia Government International Bond, Sr. Unsec’d. Notes	4.000	10/12/32	EUR	200	223,605
France 0.1%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	100	77,376
Germany 0.3%
Bundesrepublik Deutschland Bundesanleihe,
Bonds(k)	0.000	08/15/31	EUR	100	90,239
Bonds	1.700	08/15/32	EUR	110	113,982
					204,221
Greece 2.4%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/24	EUR	21	22,344
Bonds	4.300	02/24/25	EUR	13	14,282
Bonds	4.300	02/24/26	EUR	34	36,046
Bonds	4.300	02/24/27	EUR	65	69,134
Bonds	4.300	02/24/28	EUR	42	46,358
Bonds	4.300	02/24/29	EUR	25	26,345
Bonds	4.300	02/24/30	EUR	10	10,281
Bonds	4.300	02/24/31	EUR	23	23,303
Bonds	4.300	02/24/32	EUR	24	24,106
Bonds	4.300	02/24/33	EUR	46	45,565
Bonds	4.300	02/24/34	EUR	22	21,602
Bonds	4.300	02/24/35	EUR	33	32,181
Bonds	4.300	02/24/36	EUR	24	22,906
Bonds	4.300	02/24/37	EUR	16	16,386
Bonds	4.300	02/24/38	EUR	15	15,233
Bonds	4.300	02/24/39	EUR	23	23,156
Bonds	4.300	02/24/40	EUR	23	21,095
Bonds	4.300	02/24/41	EUR	23	20,947
Bonds	4.300	02/24/42	EUR	37	37,374
Bonds, 144A	0.750	06/18/31	EUR	500	415,861
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	1,019	851,634
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	235	151,065

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	50	$55,964
					2,003,168
Hong Kong 0.3%
Airport Authority, Sr. Unsec’d. Notes, 144A	2.500	01/12/32		245	210,057
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	100	68,844
					278,901
Hungary 0.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	97,422
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	77,310
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		200	156,000
					330,732
Iceland 0.1%
Iceland Government International Bond, Sr. Unsec’d. Notes	0.000	04/15/28	EUR	100	90,072
India 0.2%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	1,000	142,342
Indonesia 1.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	96,709
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	300	242,606
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	300	239,574
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	99,970
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	208,570
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	107,988
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	213,462
Sr. Unsec’d. Notes, EMTN	4.125	01/15/25		200	198,272
					1,407,151

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Israel 0.8%
Israel Government Bond - Fixed, Bonds, Series 0537	1.500%	05/31/37	ILS	1,100	$249,211
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	100,752
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	262,581
					612,544
Italy 2.7%
Italy Buoni Poliennali Del Tesoro,
Bonds, Series 50YR, 144A	2.800	03/01/67	EUR	105	80,717
Sr. Unsec’d. Notes, Series 10YR, 144A	0.950	12/01/31	EUR	100	84,301
Sr. Unsec’d. Notes, Series 16YR, 144A	1.450	03/01/36	EUR	120	94,363
Sr. Unsec’d. Notes, Series 21YR, 144A	1.800	03/01/41	EUR	415	310,155
Sr. Unsec’d. Notes, Series 26YR, 144A	3.350	03/01/35	EUR	335	331,064
Sr. Unsec’d. Notes, Series 31YR, 144A	1.700	09/01/51	EUR	150	96,340

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	86	80,846
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	66,807
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	172,365
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	344,514
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	57,706
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	125,637
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	390,094
					2,234,909
Japan 0.4%
Japan Government Thirty Year Bond, Bonds, Series 70	0.700	03/20/51	JPY	12,700	78,184
Japan Government Twenty Year Bond, Bonds, Series 181	0.900	06/20/42	JPY	30,000	212,304
					290,488

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Kazakhstan 0.4%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600%	09/30/26	EUR	200	$190,251
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	112,426
					302,677
Latvia 0.3%
Latvia Government International Bond, Sr. Unsec’d. Notes, GMTN	0.250	01/23/30	EUR	300	255,168
Lithuania 0.2%
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	183,383
Mexico 1.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	95,805
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	161,985
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	97,572
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	100	124,826
Sr. Unsec’d. Notes, Series 19	1.440	07/24/24	JPY	100,000	773,999
					1,254,187
New Zealand 0.1%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	57,429
Panama 0.5%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	175,538
Sr. Unsec’d. Notes	3.875	03/17/28		200	190,787
					366,325
Peru 0.6%
Peru Government Bond, Sr. Unsec’d. Notes	6.150	08/12/32	PEN	30	6,818
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	82,611
Sr. Unsec’d. Notes	2.392	01/23/26		85	79,013

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru (cont’d.)
Peruvian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	2.750%	01/30/26	EUR	300	$312,447
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	23,093
					503,982
Philippines 0.6%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	500	454,157
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	100	72,553
					526,710
Portugal 1.0%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	0.300	10/17/31	EUR	200	171,296
Sr. Unsec’d. Notes, 144A	1.150	04/11/42	EUR	85	61,459
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	226,990
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	135	158,178
Sr. Unsec’d. Notes, Series 15YR, 144A	2.250	04/18/34	EUR	50	49,289
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	260	149,920
					817,132
Qatar 0.2%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	194,600
Romania 0.4%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	180	166,799
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	42,059
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	84,390
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	39,817
					333,065
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	425	343,872

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 0.6%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650%	03/03/33	EUR	100	$71,365
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	242,281
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	151,975
					465,621
Singapore 0.0%
Singapore Government Bond, Bonds	2.750	03/01/46	SGD	40	30,306
Slovakia 0.2%
Slovakia Government Bond, Sr. Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	200	144,299
Slovenia 0.3%
Slovenia Government Bond, Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	300	248,477
South Africa 0.3%
Republic of South Africa Government Bond, Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	7,100	275,053
Spain 1.2%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	108,299
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	31,887
Sr. Unsec’d. Notes, 144A(k)	0.500	10/31/31	EUR	250	217,106
Sr. Unsec’d. Notes, 144A(k)	0.850	07/30/37	EUR	110	82,781
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	190	113,118
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	285	259,960
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	60,865

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	128,337
					1,002,353
Ukraine 0.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	541	108,807

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.750%	06/20/28(d)	EUR	200	$40,877
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	100	20,112
					169,796
United Arab Emirates 0.2%
UAE International Government Bond, Sr. Unsec’d. Notes, 144A, MTN	2.000	10/19/31		205	172,879
United Kingdom 0.9%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	134,170
Unsec’d. Notes	5.625	03/29/30	GBP	100	134,442

United Kingdom Gilt, Bonds(k)	4.250	12/07/46	GBP	330	434,677
					703,289
Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		39	39,801
Sr. Unsec’d. Notes	4.375	01/23/31		62	62,268
					102,069

Total Sovereign Bonds (cost $26,545,773)					21,109,894
U.S. Government Agency Obligation 0.2%
Tennessee Valley Authority Sr. Unsec’d. Notes (cost $187,971)	5.625	06/07/32	GBP	100	135,901
U.S. Treasury Obligations(k) 2.3%
U.S. Treasury Bonds	2.750	08/15/47		675	567,105
U.S. Treasury Notes	1.125	02/15/31		1,600	1,347,500

Total U.S. Treasury Obligations (cost $2,206,294)					1,914,605

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Exchange-Traded Funds 3.1%
iShares 0-5 Year High Yield Corporate Bond ETF	3,000	$126,030
iShares 0-5 Year Investment Grade Corporate Bond ETF	3,000	145,500
iShares Floating Rate Bond ETF	2,000	101,320
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,000	332,610
iShares iBoxx High Yield Corporate Bond ETF	3,500	267,155
iShares JPMorgan USD Emerging Markets Bond ETF	500	43,955
iShares MBS ETF	16,000	1,534,080
iShares National Muni Bond ETF	100	10,812

Total Exchange-Traded Funds (cost $2,435,987)		2,561,462

Total Long-Term Investments (cost $89,547,710)		78,102,933

Short-Term Investments 4.3%
Unaffiliated Fund 4.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $3,507,261)	3,507,261	3,507,261
Options Purchased*~ 0.0%
(cost $10,079)		37,223

Total Short-Term Investments (cost $3,517,340)		3,544,484

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.0% (cost $93,065,050)		81,647,417
Options Written*~ (0.1)%
(premiums received $12,000)		(46,699)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.9% (cost $93,053,050)		81,600,718
Other assets in excess of liabilities(z) 1.1%		872,880

Net Assets 100.0%		$82,473,598

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CPI—Consumer Price Index
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HICP—Harmonised Index of Consumer Prices
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MBS—Mortgage-Backed Security
MPLE—Maple Bonds

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OTC—Over-the-counter
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
STIBOR—Stockholm Interbank Offered Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
THBFIX—Thai Baht Interest Rate Fixing
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $89,464 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $140,500. The aggregate value of $43,904 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swaptions, 05/21/25	Call	DB	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)/	SAR	3,000	$—
2- Year Interest Rate Swaptions, 05/21/25	Put	DB	05/17/23	2.05%	3 Month SAIBOR(Q)/	2.05%(A)	SAR	3,000	37,223
Total Options Purchased (cost $10,079)									$37,223
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swaptions, 05/19/25	Call	DB	05/17/23	1.13%	3 Month LIBOR(Q)/	1.13%(S)	800	$(2)
2- Year Interest Rate Swaptions, 05/19/25	Put	DB	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)/	800	(46,697)
Total Options Written (premiums received $12,000)								$(46,699)
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
39	2 Year U.S. Treasury Notes	Mar. 2023	$8,020,289	$21,908
28	10 Year U.S. Treasury Notes	Mar. 2023	3,206,438	37,088
27	20 Year U.S. Treasury Bonds	Mar. 2023	3,506,625	97,423
9	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	1,275,750	47,839
				204,258
Short Positions:
11	5 Year Euro-Bobl	Mar. 2023	1,402,750	25,846
33	5 Year U.S. Treasury Notes	Mar. 2023	3,604,992	(18,012)
35	10 Year Euro-Bund	Mar. 2023	5,206,035	133,494

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Futures contracts outstanding at January 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1	10 Year U.K. Gilt	Mar. 2023	$128,845	$(66)
15	10 Year U.S. Ultra Treasury Notes	Mar. 2023	1,818,047	(32,460)
32	British Pound Currency	Mar. 2023	2,466,600	(61,723)
113	Euro Currency	Mar. 2023	15,385,656	(643,625)
33	Euro Schatz Index	Mar. 2023	3,793,703	22,276
				(574,270)
				$(370,012)
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/02/23	CITI	AUD	393	$278,271	$277,594	$—	$(677)
British Pound,
Expiring 02/02/23	BOA	GBP	1,235	1,521,811	1,522,586	775	—
Canadian Dollar,
Expiring 02/02/23	MSI	CAD	95	70,953	71,283	330	—
Chinese Renminbi,
Expiring 02/23/23	HSBC	CNH	615	88,407	91,122	2,715	—
Euro,
Expiring 02/02/23	MSI	EUR	5,726	6,227,447	6,226,344	—	(1,103)
Hungarian Forint,
Expiring 04/19/23	HSBC	HUF	69,773	183,930	189,219	5,289	—
Japanese Yen,
Expiring 02/02/23	BOA	JPY	88,427	683,542	679,533	—	(4,009)
Expiring 02/02/23	TD	JPY	27,545	215,051	211,675	—	(3,376)
Norwegian Krone,
Expiring 04/19/23	CITI	NOK	553	56,054	55,602	—	(452)
Polish Zloty,
Expiring 04/19/23	MSI	PLN	912	207,338	209,295	1,957	—
South Korean Won,
Expiring 03/15/23	JPM	KRW	189,652	145,888	154,011	8,123	—
Swedish Krona,
Expiring 04/19/23	BOA	SEK	258	24,795	24,810	15	—
Swiss Franc,
Expiring 02/02/23	UAG	CHF	468	508,131	511,270	3,139	—
				$10,211,618	$10,224,344	22,343	(9,617)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/02/23	BOA	AUD	393	$267,467	$277,595	$—	$(10,128)
Expiring 03/02/23	CITI	AUD	393	278,586	277,882	704	—
British Pound,
Expiring 02/02/23	MSI	GBP	1,205	1,443,834	1,485,190	—	(41,356)
Expiring 02/02/23	UAG	GBP	30	37,215	37,397	—	(182)
Expiring 03/02/23	BOA	GBP	1,235	1,522,753	1,523,455	—	(702)
Expiring 04/19/23	BNP	GBP	120	147,550	147,769	—	(219)
Canadian Dollar,
Expiring 02/02/23	MSI	CAD	95	70,126	71,284	—	(1,158)
Expiring 03/02/23	MSI	CAD	95	70,969	71,296	—	(327)
Expiring 04/19/23	BNP	CAD	73	55,102	55,263	—	(161)
Expiring 04/19/23	BOA	CAD	708	528,168	532,151	—	(3,983)
Chinese Renminbi,
Expiring 02/23/23	CITI	CNH	22,040	3,158,298	3,267,454	—	(109,156)
Colombian Peso,
Expiring 03/15/23	HSBC	COP	273,723	55,469	58,120	—	(2,651)
Danish Krone,
Expiring 04/19/23	BOA	DKK	240	34,846	35,219	—	(373)
Euro,
Expiring 02/02/23	BOA	EUR	245	263,397	266,298	—	(2,901)
Expiring 02/02/23	JPM	EUR	344	371,793	374,098	—	(2,305)
Expiring 02/02/23	JPM	EUR	99	106,345	107,389	—	(1,044)
Expiring 02/02/23	JPM	EUR	64	69,044	69,494	—	(450)
Expiring 02/02/23	TD	EUR	4,975	5,283,391	5,409,065	—	(125,674)
Expiring 03/02/23	BOA	EUR	63	68,931	68,955	—	(24)
Expiring 03/02/23	MSI	EUR	5,726	6,238,957	6,236,741	2,216	—
Expiring 04/19/23	BNP	EUR	492	536,692	537,319	—	(627)
Indonesian Rupiah,
Expiring 03/15/23	HSBC	IDR	1,526,380	97,237	101,684	—	(4,447)
Israeli Shekel,
Expiring 03/15/23	CITI	ILS	791	231,590	229,638	1,952	—
Japanese Yen,
Expiring 02/02/23	BOA	JPY	115,973	870,627	891,207	—	(20,580)
Expiring 03/02/23	BOA	JPY	88,427	686,130	681,932	4,198	—
Mexican Peso,
Expiring 03/15/23	CITI	MXN	2,838	145,454	149,564	—	(4,110)
Peruvian Nuevo Sol,
Expiring 03/15/23	MSI	PEN	131	33,821	33,845	—	(24)
Singapore Dollar,
Expiring 03/15/23	MSI	SGD	41	29,958	30,865	—	(907)
South African Rand,
Expiring 03/15/23	MSI	ZAR	4,874	276,281	279,084	—	(2,803)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/15/23	MSI	KRW	57,070	$46,343	$46,345	$—	$(2)
Swiss Franc,
Expiring 02/02/23	MSI	CHF	468	503,517	511,270	—	(7,753)
Expiring 03/02/23	UAG	CHF	468	509,668	512,704	—	(3,036)
Expiring 04/19/23	MSI	CHF	150	163,239	165,448	—	(2,209)
				$24,202,798	$24,543,020	9,070	(349,292)
						$31,413	$(358,909)
Credit default swap agreements outstanding at January 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)		652	$101,517	$46,730	$54,787	BARC
Gazprom PAO	06/20/24	1.000%(Q)		134	41,742	37,136	4,606	HSBC
Gazprom PAO	06/20/24	1.000%(Q)		121	37,692	53,727	(16,035)	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	400	3,519	2,994	525	BARC
					$184,470	$140,587	$43,883

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
DP World PLC	12/20/24	1.000%(Q)	100	1.019%	$85	$177	$(92)	BARC
Generalitat de Catalunya	12/20/25	1.000%(Q)	100	*	1,711	(551)	2,262	DB
Halliburton Co.	12/20/26	1.000%(Q)	50	0.534%	896	372	524	GSI
Hellenic Republic	12/20/31	1.000%(Q)	140	1.590%	(5,692)	(3,797)	(1,895)	BARC
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	740	0.190%	390	281	109	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	1,000	0.230%	18,719	(4,397)	23,116	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	170	0.230%	3,182	(780)	3,962	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	15	0.230%	281	94	187	BARC

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Estonia	12/20/26	1.000%(Q)		50	1.608%	$(1,014)	$368	$(1,382)	JPM
Republic of Indonesia	06/20/23	1.000%(Q)		475	0.198%	2,023	(233)	2,256	CITI
Republic of Kazakhstan	06/20/23	1.000%(Q)		85	0.410%	293	—	293	CITI
Republic of Panama	12/20/26	1.000%(Q)		45	0.908%	202	101	101	CITI
Republic of Poland	06/20/24	1.000%(Q)		145	0.655%	845	156	689	BNP
Republic of South Africa	12/20/23	1.000%(Q)		300	0.842%	770	(2,850)	3,620	BOA
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR	400	0.705%	(1,608)	(1,748)	140	BARC
Verizon Communications, Inc.	06/20/26	1.000%(Q)		170	0.771%	1,424	2,413	(989)	GSI
						$22,507	$(10,394)	$32,901

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)	2,000	4.293%	$6,363	$67,133	$60,770
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	7,620	0.714%	61,543	104,685	43,142
					$67,906	$171,818	$103,912
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	1,400,000	8.22%(S)	97	6 Month LIBOR(S)/ 5.100%	CITI	11/29/23	$(905)	$—	$(905)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Inflation swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$11,299	$11,299
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(23,488)	(23,488)
					$—	$(12,189)	$(12,189)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	970	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 3.675%	$(2,648)	$(128,779)	$(126,131)
CAD	1,230	04/03/25	0.970%(S)	3 Month CDOR(2)(S)/ 5.020%	(2,534)	(70,787)	(68,253)
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)/ 5.020%	478	(2,481)	(2,959)
CAD	340	12/03/29	2.650%(S)	3 Month CDOR(2)(S)/ 5.020%	(14,394)	(11,034)	3,360
CAD	60	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.020%	(2,692)	(2,635)	57
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)/ 5.020%	(1)	(3,610)	(3,609)
CAD	120	12/03/40	2.800%(S)	3 Month CDOR(2)(S)/ 5.020%	16,270	(9,539)	(25,809)
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)/ 5.020%	(1,417)	(8,128)	(6,711)
CAD	295	12/03/51	2.800%(S)	3 Month CDOR(2)(S)/ 5.020%	(29,117)	(25,481)	3,636
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/ 0.946%	(242)	(4,497)	(4,255)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 0.946%	$(525)	$(11,166)	$(10,641)
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 0.946%	(225)	(4,414)	(4,189)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/ 0.946%	(20,507)	(31,151)	(10,644)
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(4,926)	(4,926)
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	1	721	720
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(1)	794	795
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	1,573	1,573
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	2,078	2,078
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(3)	2,508	2,511
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(1)	1,866	1,867
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(1)	1,650	1,651
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(5)	3,559	3,564
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	661	661
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(1)	(503)	(502)
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(2)	(1,696)	(1,694)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$(4)	$1,034	$1,038
CNH	5,910	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	9	353	344
CNH	5,280	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(12)	3,036	3,048
CNH	7,230	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	(19,913)	(19,913)
CNH	2,000	01/09/28	2.757%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(92)	(1,509)	(1,417)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)/ 7.220%	—	(60,249)	(60,249)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.233%	(3,439)	(7,955)	(4,516)
EUR	5,485	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 2.922%	—	(193,205)	(193,205)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 2.922%	—	(235,232)	(235,232)
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)/ 1.894%	692	14,505	13,813
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)/ 2.922%	—	(73,008)	(73,008)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.894%	(141)	(72,871)	(72,730)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 1.894%	683	14,681	13,998
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 2.922%	4,436	(34,157)	(38,593)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.922%	$(7,866)	$(76,285)	$(68,419)
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.922%	—	22,759	22,759
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.512%	—	(24,176)	(24,176)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.922%	—	53,459	53,459
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.512%	—	(56,940)	(56,940)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.922%	—	55,017	55,017
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.512%	—	(59,801)	(59,801)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.922%	5,552	(24,268)	(29,820)
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 3.427%	(51,431)	(49,027)	2,404
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.427%	47,945	(91,773)	(139,718)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/ 3.427%	(33,906)	(73,055)	(39,149)
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 3.427%	—	(22,859)	(22,859)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 3.427%	(3,694)	(28,191)	(24,497)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)/ 15.600%	—	(41,135)	(41,135)
JPY	126,000	04/08/23	(0.029)%(S)	1 Day TONAR(2)(S)/ (0.014)%	23	(252)	(275)
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/ (0.014)%	10	(15,588)	(15,598)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/ (0.014)%	(535)	(4,863)	(4,328)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	110,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.014)%	$(14,314)	$(25,616)	$(11,302)
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ (0.014)%	6	(42,459)	(42,465)
JPY	25,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.014)%	(3,623)	(8,025)	(4,402)
JPY	60,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.014)%	(18,646)	(29,228)	(10,582)
JPY	130,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ (0.014)%	(10,203)	(72,193)	(61,990)
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/ (0.014)%	(978)	(15,924)	(14,946)
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/ (0.014)%	(2,983)	(56,344)	(53,361)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ (0.014)%	(1,489)	(26,848)	(25,359)
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ (0.014)%	(6)	(8,347)	(8,341)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/ (0.014)%	(25)	(12,549)	(12,524)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ (0.014)%	(12)	(15,792)	(15,780)
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/ (0.014)%	(109)	(25,318)	(25,209)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/ (0.014)%	(18,800)	(33,392)	(14,592)
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)/ (0.014)%	(133)	(4,304)	(4,171)
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/ (0.014)%	(3,258)	(74,901)	(71,643)
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ (0.014)%	(25,877)	(50,878)	(25,001)
KRW	761,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	—	(4,752)	(4,752)
KRW	979,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(23,043)	(46,173)	(23,130)
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	—	(7,408)	(7,408)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	$—	$(2,112)	$(2,112)
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(9,838)	(50,225)	(40,387)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/ 3.450%	3,354	(5,275)	(8,629)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/ 4.930%	—	(11,302)	(11,302)
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/ 6.990%	17,056	(20,086)	(37,142)
PLN	760	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)/ 6.990%	—	(44,636)	(44,636)
SEK	2,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/ 2.935%	(3,437)	(30,390)	(26,953)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.869%	981	(19,212)	(20,193)
THB	6,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/ 1.488%	—	(566)	(566)
THB	3,000	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 1.488%	—	(8,146)	(8,146)
	7,960	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 4.310%	—	(5,225)	(5,225)
	7,970	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/ 4.310%	—	4,477	4,477
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.310%	—	58,295	58,295
					$(214,714)	$(2,101,739)	$(1,887,025)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$(12,335)	$—	$(12,335)	SCB

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	$(2,411)	$(8)	$(2,403)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	(5,887)	(10)	(5,877)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	(252)	—	(252)	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	419	(2)	421	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	(455)	(1)	(454)	GSI
THB	1,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)/ 1.430%	(795)	—	(795)	HSBC
					$(21,716)	$(21)	$(21,695)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).